Summary of Significant Accounting Policies (Details)							12 Months Ended
	Nov. 06, 2024 USD ($)	Nov. 06, 2024 CNY (¥)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 CNY (¥)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 09, 2024 USD ($)	Jan. 09, 2024 CNY (¥)	Nov. 24, 2023 USD ($)	Nov. 24, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash consideration	$ 13,930	¥ 100,000	$ 289,973	¥ 2,000,000
Disposed subsidiary sales											$ 4,589,710
Loss before income tax											196,468
Receivable amount														$ 71,514	¥ 510,000
Restricted cash										$ 197,096	3,417,244
Short-term investments, maturity term							1 year	1 year	1 year
Allowance for doubtful accounts							$ 1,981,884			1,225,481	901,010
Bad debt provisions							4,583,092			3,982,991	4,186,385
Share of gain											44,030
Goodwill impairment charges							128,577			5,488,816	777,329
Research and development expense							1,414,437			1,093,457	1,563,718
Valuation allowance							$ 1,962,519			766,476
Tax benefit realized on examination							50.00%	50.00%	50.00%
Income tax is payable by enterprises at a rate							25.00%	25.00%	25.00%
Provisions profits tax rate							8.25%	8.25%	8.25%
Tax payable current rate cost (in Dollars)									$ 2,000,000
Remaining profit rate							8.25%	8.25%	8.25%
Tax authorities term							5 years	5 years	5 years
After-tax profit							10.00%
Registered capital							50.00%
General reserve							$ 13,229,313			11,564,250
Cash and cash equivalents							45,021,759			$ 114,651,940
Deposit insurance					$ 68,500	¥ 500,000
Pay compensation							102,991		$ 800,000
Insured amount							$ 41,250,309
Taiding [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interests percentage							20.00%			20.00%
Liaogang Yingkou [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interests percentage							49.00%			49.00%
Gansu Zhonghexi [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interests percentage							35.00%			35.00%
Hebei Ruizu [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interests percentage							1.00%
Ningzhuan [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interests percentage							5.00%
Jinda [Member]
Summary of Significant Accounting Policies [Line Items]
Share of gain							$ 16,480			$ 5,909
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage							20.00%	20.00%	20.00%
VAT rate percentage							6.00%	6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage							49.90%	49.90%	49.90%
VAT rate percentage							13.00%	13.00%	13.00%
Income Taxes [Member]
Summary of Significant Accounting Policies [Line Items]
Valuation allowance							$ 2,360,682
Deferred Tax Assets, Net of Valuation Allowance										766,475
Chinese Mainland [Member]
Summary of Significant Accounting Policies [Line Items]
revenue							340,219,546			378,790,712	221,790,445
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
revenue										$ 7,880,187	12,383,820
Remaining profit rate							16.50%	16.50%	16.50%
Hengpu [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill impairment charges							$ 128,577
Fintech Anhui [Member]
Summary of Significant Accounting Policies [Line Items]
Disposed subsidiary sales							14,903,593
Loss before income tax							135,201
Fintech Henan [Member]
Summary of Significant Accounting Policies [Line Items]
Disposed subsidiary sales							6,131,901
Loss before income tax							$ 13,732
Youjiatian to Shandong Yongdao Zhihe property management Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Gain from disposition											86,159
Shandong Yongdao Zhihe [Member]
Summary of Significant Accounting Policies [Line Items]
Cash amount												$ 279,037	¥ 2,000,000
Wenzhou Jinda Holding Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage							23.08%	23.08%	23.08%	23.08%
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill impairment charges							$ 128,577
Research and Development Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Research and development expense							1,414,437			$ 1,093,457	$ 1,563,718
Kaifeng Runhao Trading Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Cash consideration							$ 501,498	¥ 3,600,000